DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Deferred compensation
Assets held by the Plan	$ 1.0	$ 0.9
Liabilities related to Plan	22.6	17.4
Other Liabilities
Deferred compensation
Deferred compensation liability	2.0	2.4
Other Assets
Deferred compensation
Cash surrender value of life insurance	$ 2.0	$ 2.4